Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 4) - bbl bbl in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Entitie 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,750	9,498	8,677
Extensions and discoveries	43	7	794
Revisions of previous estimates	2,021	815	668
Production for the year	(677)	(569)	(594)
Ending balance	11,137	9,750	9,498
Sales of reserves			(47)
Equity Method Investees 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,752	9,504	8,683
Extensions and discoveries	43	7	794
Revisions of previous estimates	2,021	811	669
Production for the year	(677)	(570)	(595)
Ending balance	11,139	9,752	9,504
Sales of reserves			(47)
Country Of Brazil [Member] | Consolidated Entitie 1 [Member] | Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,582	9,335	8,504
Extensions and discoveries			779
Revisions of previous estimates	2,023	796	673
Production for the year	(660)	(549)	(573)
Ending balance	10,945	9,582	9,335
Sales of reserves			(47)
Country South America [Member] | Consolidated Entitie 1 [Member] | Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	168	163	173
Extensions and discoveries	43	7	15
Revisions of previous estimates	(2)	19	(5)
Production for the year	(17)	(20)	(20)
Ending balance	192	168	163
Country North America [Member] | Consolidated Entitie 1 [Member] | Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Revisions of previous estimates			1
Country North America [Member] | Equity Method Investees 1 [Member] | Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2	7	6
Revisions of previous estimates		(4)
Production for the year	(1)	(1)	(1)
Ending balance	2	2	7